Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

October 31, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Davidson Multi-Cap Equity Fund (S000022607)
Davidson Equity Income Fund (S000030916)
Davidson Small-Mid Equity Fund (S000030917)
Davidson Intermediate Fixed Income Fund (S000030918)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Davidson Multi-Cap Equity Fund, the Davidson Equity Income Fund, the Davidson Small-Mid Equity Fund and the Davidson Intermediate Fixed Income Fund, hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 28, 2011, and filed electronically as Post-Effective Amendment No. 387 to the Trust’s Registration Statement on Form N-1A on October 28, 2011.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC